Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 17 – RELATED PARTY TRANSACTIONS
Leasing and Professional Services Agreement
KORE TM Data Brasil Processamento de Dados Ltda., a wholly owned subsidiary of the Company, maintains a lease and a professional services agreement with a company controlled by a key member of the subsidiary’s management team.
Aggregated related
party transactions, which have been recorded at the exchange amount, representing the amount of consideration established and agreed by the related parties, was $0.2 million, $0.2 million, and $0.3 million for the years ended December 31, 2021, 2020 and 2019, respectively. The amount was recorded under general and administrative expenses in the consolidated statements of operations.
Due to Related Parties
Upon the
closing of the Business Combination on September 30
, 2021
, the Company repaid its outstanding loans of $1.6 million due to Interfusion B.V and T-Fone B.V., companies related though common ownership resulting from the acquisition of Aspider in 2018
.
The following is a summary of the amounts recorded under due to related parties in the consolidated balance sheets at December 31, 2021 and 2020:

(in ‘000)	December 31, 2021	December 31, 2020
Interfusion B.V.	—	985
T-Fone B.V.	—	630
Interest was
accrued quarterly, at a fixed rate of 2.5%. The Company accrued interest of $0.03 and $0.04 million for the years ended December 31, 2021 and 2020, respectively.
As of December 31, 2021, the Company has paid all related party transactions resulting from the Business Combination.